Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
8.	GOODWILL

Goodwill is comprised of the following:

	2011	2012
	(RMB)	(RMB)	(US$)

Goodwill from the acquisition of Snow Wolf Software	6,224,587	6,224,587	999,115
Goodwill from the acquisition of Julun Network	15,977,373	15,977,373	2,564,545
Goodwill from the acquisition of Beijing Giant Zhengtu (Note 3)	—	77,114,041	12,377,657

Balance as of December 31	22,201,960	99,316,001	15,941,317

As of December 31, 2011 and 2012, the Company assessed the potential impairment on its acquisition goodwill and no impairment losses resulted in any of the periods presented.